Cover	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2026
Registrant Name	Roivant Sciences Ltd.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-40782
Entity Tax Identification Number	98-1173944
Entity Address, Address Line One	7th Floor
Entity Address, Address Line Two	50 Broadway
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1H 0DB
Entity Address, Country	GB
Country Region	44
City Area Code	207
Local Phone Number	400 3347
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.0000000341740141 per share
Trading Symbol	ROIV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001635088